Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents (note 3)	$ 11,202	$ 5,673
Short term deposits (note 4)	10,004	30,034
Marketable securities	62,924
Prepaid expenses and other receivables	2,199	1,243
Cash held with respect to CVR Agreement (notes 3 & 8)	113	1,171
Total Current Assets	86,442	38,121
Non-Current Assets
Property and equipment, net (note 5)	2,530	1,481
Other assets (notes 6 & 9)	6,174	756
Total Non-Current Assets	8,704	2,237
TOTAL ASSETS	95,146	40,358
Current Liabilities
Accounts payable trade (note 14)	878	463
Accrued expenses and other liabilities (note 7)	3,727	2,738
CVR holders (note 8)	113	1,171
Total Current Liabilities	4,718	4,372
Non-Current Liabilities
Other long-term Liabilities (note 9)	5,389	499
Total Non-Current Liabilities	5,389	499
Commitments and Contingent Liabilities (note 10)
TOTAL LIABILITIES	10,107	4,871
SHAREHOLDERS’ EQUITY
Ordinary shares of NIS 0.40 par value: (note 11) Authorized: 45,000,000 shares as of December 31, 2021 and 2020; Issued and outstanding: 18,331,507 and 14,587,934 as of December 31, 2021 and 2020, respectively;	2,107	1,646
Additional paid in capital	133,796	70,361
Foreign currency translation reserve	1,101	977
Accumulated deficit	(51,965)	(37,497)
TOTAL SHAREHOLDERS’ EQUITY	85,039	35,487
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 95,146	$ 40,358